Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.

(215) 564-8521

jfeinourjr@stradley.com

September 24, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:           RevenueShares ETF Trust (the “Registrant”)
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 19/21 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The purpose of this Amendment is to:  (i) respond to comments conveyed by the staff of the U.S. Securities and Exchange Commission on Post-Effective Amendment Nos. 15/17 to the Registrant’s Registration Statement filed pursuant to Rule 485(a) under the 1933 Act on May 24, 2013; (ii) update and complete certain information contained in the prospectus and the statement of additional information relating to the RevenueShares Emerging Market Fund and RevenueShares Ultra Dividend Fund (the “Funds”); and (iii) add new exhibits to the Registration Statement.

As noted on the facing sheet, the Amendment relates only to the Funds, and the Amendment does not affect the prospectuses or statement of additional information of the Registrant’s other series.

In our judgment, the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of rule 485 under the 1933 Act.

If you have any questions or comments regarding this filing, please call me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
   J. Stephen Feinour, Jr.